Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2014
Assets Held for Sale [Abstract]
Assets held for sale [Table Text Block]
A summary of assets held for sale is as follows:

	Vessel Name	Expected Delivery (1)	DWT	Shipyard
1	Hull S3120 - TBN SBI Parejo	Q3-16	115,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
2	Hull S3121 - TBN SBI Tuscamina	Q3-16	115,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
3	Hull H5023 - TBN SBI Panatela	Q4-16	112,000	Daewoo Mangalia Heavy Industries S.A.
4	Hull H5024 - TBN SBI Robusto	Q1-17	112,000	Daewoo Mangalia Heavy Industries S.A.
5	Hull H.5003 - TBN SBI Macanudo	Q1-16	115,000	Daehan Shipbuilding Co., Ltd.
6	Hull H.5004 - TBN SBI Cuaba	Q2-16	115,000	Daehan Shipbuilding Co., Ltd.
	Total LR2 HFS NB DWT		684,000
	Kamsarmax Held for Sale
1	Hull SS164 - TBN SBI Salsa	Q3-15	81,600	Tsuneishi Group (Zhoushan) Shipbuilding Inc.
	Total Kamsarmax NB DWT		81,600
	Total HFS DWT		765,600